Note 5 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Renewal Term (Year)	15 years
Operating Lease, Expense	$ 65,418	$ 53,906
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	14 years